Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Prepayment for property and equipment and intangible asset	¥ 222
Total other non-current assets	¥ 222	$ 31